SUPPLEMENT DATED JUNE 15, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS A, CLASS C, CLASS I AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2019 for Class A, Class C, Class I and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to Pacific Funds Large-Cap and Pacific Funds Small-Cap Growth only.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF PACIFIC FUNDSSM LARGE-CAP

AND PACIFIC FUNDSSM SMALL-CAP GROWTH

At a meeting held on June 12, 2020, the Board of Trustees of Pacific Funds Series Trust (the “Trust”) approved plans of liquidation (the “Plans”) for Pacific Funds Large-Cap and Pacific Funds Small-Cap Growth (together, the “Funds”), each a series of the Trust.  The liquidation of the Funds is expected to occur on or about July 31, 2020, or such other date as certain officers of the Trust shall determine (the “Liquidation Date”). The Liquidation Date may be accelerated if all shareholders have redeemed their shares prior to that date.

In order to convert all portfolio securities of the Funds to cash or cash equivalents in preparation for the liquidation, the Funds are expected to deviate from their investment goal and investment strategies until they are liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Funds in anticipation of their liquidation and these investments will not perform in the same manner as investments held by the Funds under normal circumstances.

No new or additional investments for the Funds will be accepted after June 30, 2020.  Shareholders holding shares subject to a contingent deferred sales charge (“CDSC”) as of June 30, 2020, will not incur a CDSC on any redemptions on or after June 30, 2020, nor on any amounts distributed on the Liquidation Date.  Shareholders may exchange shares of the Funds for another Fund of the Trust at any time prior to the Liquidation Date pursuant to the exchange provisions described in the Prospectus.

Plans of Liquidation. Pursuant to the Plans, on the Liquidation Date the Funds will distribute to their shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Funds in complete cancellation and redemption of all of the outstanding shares of the Funds, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Funds on the Funds’ books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Funds on the Funds’ books.

Disclosure Changes. All references to and related to the Funds in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  No further notification regarding the liquidation of these Funds will be provided, unless circumstances change from those described above.

Form No. PFSUP0620

SUPPLEMENT DATED JUNE 15, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS R6 AND CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2019 for Class R6 (formerly named Class S) and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to Pacific Funds Large-Cap and Pacific Funds Small-Cap Growth only.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF PACIFIC FUNDSSM LARGE-CAP

AND PACIFIC FUNDSSM SMALL-CAP GROWTH

At a meeting held on June 12, 2020, the Board of Trustees of Pacific Funds Series Trust (the “Trust”) approved plans of liquidation (the “Plans”) for Pacific Funds Large-Cap and Pacific Funds Small-Cap Growth (together, the “Funds”), each a series of the Trust.  The liquidation of the Funds is expected to occur on or about July 31, 2020, or such other date as certain officers of the Trust shall determine (the “Liquidation Date”). The Liquidation Date may be accelerated if all shareholders have redeemed their shares prior to that date.

In order to convert all portfolio securities of the Funds to cash or cash equivalents in preparation for the liquidation, the Funds are expected to deviate from their investment goal and investment strategies until they are liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Funds in anticipation of their liquidation and these investments will not perform in the same manner as investments held by the Funds under normal circumstances.

No new or additional investments for Class R6 shares of the Funds will be accepted after June 30, 2020.  Shareholders may exchange shares of the Funds for another Fund of the Trust at any time prior to the Liquidation Date pursuant to the exchange provisions described in the Prospectus.

Plans of Liquidation. Pursuant to the Plans, on the Liquidation Date the Funds will distribute  to their shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Funds in complete cancellation and redemption of all of the outstanding shares of the Funds, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Funds on the Funds’ books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Funds on the Funds’ books.

Disclosure Changes. All references to and related to the Funds in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  No further notification regarding the liquidation of these Funds will be provided, unless circumstances change from those described above.

Form No. PFRAMSUP0620

SUPPLEMENT DATED JUNE 15, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Mid-Cap Equity Fund only.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF THE PF MID-CAP EQUITY FUND

At a meeting held on June 12, 2020, the Board of Trustees of Pacific Funds Series Trust (the “Trust”) approved a plan of liquidation (the “Plan”) for the PF Mid-Cap Equity Fund (the “Fund”), a series of the Trust.  The liquidation of the Fund is expected to occur on or about July 31, 2020, or such other date as certain officers of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Fund to cash or cash equivalents in preparation for the liquidation, the Fund is expected to deviate from its investment goal and investment strategies until it is liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Fund in anticipation of its liquidation and these investments will not perform in the same manner as investments held by the Fund under normal circumstances.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Fund will distribute to its shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete cancellation and redemption of all of the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund’s books.

Disclosure Changes. All references to and related to the Fund in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date. Additionally, all references to and related to the Fund’s sub-adviser, Rothschild & Co Asset Management US Inc., in the Prospectus will be deleted effective upon the Liquidation Date. No further notification regarding the liquidation of this Fund will be provided, unless circumstances change from those described above.

SUPPLEMENT DATED JUNE 15, 2020

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2019, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

At a meeting held on June 12, 2020, the Board of Trustees of Pacific Funds Series Trust (the “Trust”) approved plans of liquidation for Pacific Funds Large-Cap, Pacific Funds Small-Cap Growth and PF Mid-Cap Equity Fund (together, the “Funds”), each a series of the Trust.  The liquidation of the Funds is expected to occur on or about July 31, 2020, or such other date as certain officers of the Trust shall determine (the “Liquidation Date”). The Liquidation Date may be accelerated if all shareholders have redeemed their shares prior to that date.

All references and information regarding Pacific Funds Large-Cap, Pacific Funds Small-Cap Growth and PF Mid-Cap Equity Fund will be deleted from this SAI effective upon the Liquidation Date.  No further notification regarding the liquidation of these Funds will be provided, unless circumstances change from those described above.

INFORMATION ABOUT THE MANAGERS

Effective upon the Liquidation Date, in the Other Accounts Managed section, information regarding Jason Smith will be deleted from Rothschild & Co’s portion of the table.